Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Upgrade, Inc. (the “Company”)

Jefferies LLC

(together, the “Specified Parties”)

Re: Upgrade Receivables Trust 2019-2 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “UPGR 2019-2 Prelim Population 07142019_KPMG.xlsx” (the “Consumer Loan Data File”) provided to us on July 19, 2019, containing information on 16,739 consumer loan contracts (“Consumer Loans”) as of July 14, 2019 (the “Cutoff Date”), and (ii) an electronic data file entitled “KPMG AUP_Upgrade Servicer System Data_20190721.xlsx” (the “Remaining Term Data File”) provided to us on July 23, 2019, containing remaining term information for the Sample Consumer Loans (defined below) as of the Cutoff Date (together, with the Consumer Loan Data File, the “Data File”), related to Upgrade Receivables Trust 2019-2, Asset Backed Notes (the “Notes”). The Company is responsible for the accuracy of the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Source Documents” means information provided or made available by the Company for each Sample Consumer Loan including the Loan Agreement, Promissory Note and the Company’s asset system. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s asset system. We make no representation regarding the validity or accuracy of these documents or the execution of the Loan Agreement and Promissory Note by the borrower.

A.

We were instructed by the Company to select a random sample of 200 Consumer Loans (each a “Sample Consumer Loan”) from the Data File. The Sample Consumer Loans are listed in Exhibit A attached hereto. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Consumer Loans that we were instructed to randomly select from the Data File.

B.

For each Sample Consumer Loan, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Source Documents. The Specified Parties indicated that the absence of any of the Source Documents or the inability to agree the indicated information from the Data File to the Source Document for each of the specified attributes, utilizing instructions provided by the Company, as applicable, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)/Instructions
loan_id	Loan Agreement and Promissory Note

origination_date	Loan Agreement and Promissory Note, Company’s asset system

loan_amount	Loan Agreement and Promissory Note

maturity_date	Loan Agreement and Promissory Note, Company’s asset system

term_in_months	Loan Agreement and Promissory Note

original_interest_rate	Loan Agreement and Promissory Note

contractual_payment_amount	Loan Agreement and Promissory Note

borrower_state	Loan Agreement and Promissory Note

principal_balance	Company’s asset system

fico_range_low	Company’s asset system For loans with joint applicants, the Company instructed us to use the greater of the lowest FICO score per applicant

fico_range_high	Company’s asset system For loans with joint applicants, the Company instructed us to use the greater of the highest FICO score per applicant

remaining_term_months	Recomputed using maturity_date, next_due_date and term_in_months as stated in the Data File

The information regarding the Sample Consumer Loans was found to be in agreement with the respective information contained in the Source Documents.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File or Source Documents, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Consumer Loans, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Consumer Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Consumer Loan being securitized, (iii) the compliance of the originator of the Consumer Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Consumer Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

August 7, 2019

Exhibit A

The Sample Consumer Loans

Sample Consumer Loan Number	loan_id		Sample Consumer Loan Number	loan_id		Sample Consumer Loan Number	loan_id		Sample Consumer Loan Number	loan_id
1	17752	***	51	20049	***	101	20950	***	151	20207	***
2	20470	***	52	17932	***	102	19892	***	152	18163	***
3	17900	***	53	19960	***	103	18750	***	153	20966	***
4	19874	***	54	18781	***	104	18877	***	154	19300	***
5	19275	***	55	19041	***	105	17640	***	155	18801	***
6	18814	***	56	18785	***	106	20022	***	156	18888	***
7	19271	***	57	19305	***	107	18706	***	157	19034	***
8	18410	***	58	18842	***	108	19934	***	158	20036	***
9	19976	***	59	20319	***	109	19796	***	159	18732	***
10	20251	***	60	18482	***	110	20763	***	160	18292	***
11	19996	***	61	18221	***	111	18902	***	161	20154	***
12	18231	***	62	17884	***	112	20158	***	162	18719	***
13	17709	***	63	19187	***	113	19128	***	163	20027	***
14	17653	***	64	18620	***	114	20213	***	164	19166	***
15	19152	***	65	19276	***	115	17723	***	165	20007	***
16	17552	***	66	20154	***	116	19052	***	166	19829	***
17	17743	***	67	18187	***	117	18032	***	167	20189	***
18	18820	***	68	18064	***	118	18730	***	168	20082	***
19	18349	***	69	18308	***	119	19686	***	169	17807	***
20	20231	***	70	18058	***	120	20127	***	170	20085	***
21	19005	***	71	18714	***	121	19137	***	171	17340	***
22	18774	***	72	19026	***	122	17554	***	172	19902	***
23	19016	***	73	17842	***	123	19383	***	173	19291	***
24	20093	***	74	17933	***	124	19119	***	174	17664	***
25	18056	***	75	20843	***	125	18320	***	175	19858	***
26	19229	***	76	19920	***	126	20115	***	176	17650	***
27	20062	***	77	18806	***	127	17996	***	177	18913	***
28	17774	***	78	17992	***	128	20097	***	178	19159	***
29	19117	***	79	17928	***	129	20980	***	179	18386	***
30	18877	***	80	18446	***	130	20262	***	180	20953	***
31	18228	***	81	18269	***	131	18119	***	181	20093	***
32	20238	***	82	19331	***	132	18865	***	182	17978	***
33	19306	***	83	18294	***	133	18902	***	183	19338	***
34	18377	***	84	17957	***	134	18563	***	184	18866	***
35	17984	***	85	18285	***	135	20082	***	185	18175	***
36	19098	***	86	18099	***	136	19135	***	186	20088	***
37	20960	***	87	18747	***	137	20213	***	187	19082	***
38	19755	***	88	17766	***	138	20388	***	188	18386	***
39	20102	***	89	18264	***	139	18172	***	189	18843	***
40	20899	***	90	20440	***	140	18493	***	190	18999	***
41	20261	***	91	18261	***	141	18693	***	191	20257	***
42	17944	***	92	19077	***	142	18718	***	192	17988	***
43	18911	***	93	18498	***	143	20168	***	193	20024	***
44	20092	***	94	19740	***	144	18079	***	194	17478	***
45	19125	***	95	18970	***	145	18291	***	195	18151	***
46	18780	***	96	18697	***	146	18365	***	196	18479	***
47	17937	***	97	17907	***	147	18830	***	197	20342	***
48	19831	***	98	18391	***	148	18775	***	198	18431	***
49	20738	***	99	18057	***	149	18856	***	199	18143	***
50	20031	***	100	17706	***	150	20019	***	200	18097	***